Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Fair Value Measurements

11) Fair Value Measurements

(a) Fair Value of Assets and Liabilities

The following table presents the carrying amounts and estimated fair values of the Partnership’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$66,933	$66,933
Current derivative assets:
Interest rate swap contracts	2,276	2,276	8,112	8,112
Non-current derivative assets:
Interest rate swap contracts	1,908	1,908	5,189	5,189
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	247	—	—
Non-current derivative liabilities:
Interest rate swap contracts	909	909	—	—
Long-term debt, current and non-current	959,633	941,525	909,653	887,192
Non-recurring:
Non-current asset:
Vessel	$59,498	$59,498	$—	$—

The carrying amounts shown in the table above are included in the consolidated balance sheets under the indicated captions. Carrying amount of long-term debt, current and non-current, above excludes capitalized debt issuance cost of $4.5 million and $4.9 million as of December 31, 2025 and 2024, respectively. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the above table as of December 31, 2025 and 2024 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

●	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts. As of December 31, 2025 and 2024 there is no restricted cash.
●	Interest rate swap contracts: The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: (1) the term of the swap contract (weighted average of 1.6 years and 1.0 years, as of December 31, 2025 and 2024, respectively), (2) the notional amount of the swap contract (ranging from $14.4 million to $50.0 million as of December 31, 2025 and ranging from $13.8 million to $27.9 million as of December 31, 2024), discount rates interpolated based on relevant SOFR swap curves; and (3) the rate on the fixed leg of the swap contract rates ranging from 1.55% to 3.80% for the contracts as of December 31, 2025 and 0.71% to 2.90% as of December 31, 2024.
●	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts for risks such as its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to KNOT and the Partnership for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership.
●	Vessels: In estimating fair value, the Partnership considers factors related to vessel age, expected residual value, ongoing use of the vessels and equipment, shifts in market conditions and other impacting factors associated with the global oil and maritime transportation industries. This exercise in the fourth quarter of 2025 resulted in an impairment of the Bodil Knutsen owing to her high carrying value and the potential for her earnings in the hands of the Partnership to cease at the age of 20 years. This exercise in the fourth quarter of 2025 resulted in an impairment in respect of this vessel using a discounted cash flow approach. The Partnership determined the discounted cash flows for the vessel using projected future redeployment opportunities and estimated residual value, discounted at an estimated market participant rate of 9.18%. The projected future redeployment opportunities take into consideration the Partnership’s projected time charter rates that the Partnership believes could be contracted in future periods. In establishing these estimates, the Partnership considered the specific attributes of the vessel, current and future potential discussions with potential customers, and available redeployment opportunities.

(b) Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2025 and December 31, 2024:

		Fair Value Measurements
		at Reporting Date Using
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2025	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$—	$—
Current derivative assets:
Interest rate swap contracts	2,276	—	2,276	—
Non-current derivative assets:
Interest rate swap contracts	1,908	—	1,908	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	—	247	—
Non-current derivative liabilities:
Interest rate swap contracts	909	—	909	—
Long-term debt, current and non-current	959,633	—	941,525	—
Non-recurring:
Non-current asset:
Vessel	$59,498	$—	$—	$59,498

		Fair Value Measurements
		at Reporting Date Using
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2024	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$66,933	$66,933	$—	$—
Current derivative assets:
Interest rate swap contracts	8,112	—	8,112	—
Non-current derivative assets:
Interest rate swap contracts	5,189	—	5,189	—
Financial liabilities:
Long-term debt, current and non-current	$909,653	$—	$887,192	$—

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 and Level 2 as of December 31, 2025 and December 31, 2024. As of December 31, 2025, one non-recurring asset was recognized as Level 3. The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a non-recurring basis as of December 31, 2025.

			Significant
	Fair		unobservable
(U.S. Dollars in thousands)	Value	Valuation technique	inputs:	WACC (1)
Non-Recurring:
Non-current assets:
Bodil Knutsen	$59,498	Discounted cash flow	Discount rate	9.18%

(1) WACC is defined as weighted average cost of capital.